Financial Instruments (Schedule of Details Regarding Fair Value Measurement at Level 2) (Details)	12 Months Ended
Dec. 31, 2018
Forward contract [Member]
Disclosure of financial liabilities [line items]
Valuation method for determining fair value	Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Foreign currency options [Member]
Disclosure of financial liabilities [line items]
Valuation method for determining fair value	Fair value is measured based on the Black-Scholes formula.